Lease liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	ease liabilities
The Company recognized right-of-use of assets of $3,374,000 (included in property, plant and equipment in the Consolidated Statements of Financial Position). Identified lease contracts mainly relate to real-estate rental agreements and IT and office equipment leases. The lease liabilities were discounted at an incremental borrowing rate of 14.2%.
The table below presents the carrying amounts of right-of-use assets recognized and the movements during the period:

	Real-estate	IT and office equipment	Total
	(In thousands)
As at January 1, 2019	4,159	397	4,556
Additions	847	—	847
Depreciation expense	(1,064)	(290)	(1,354)
As at December 31, 2019	$3,942	$107	$4,049
Additions	1,448	625	2,073
Disposals	(207)	(255)	(462)
Depreciation expense	(1,184)	(260)	(1,444)
Amortization disposals	185	255	440
As at December 31, 2020	$4,184	$472	$4,656
Additions	437	—	437
Disposals	(210)	(547)	(757)
Depreciation expense	(1,151)	(108)	(1,259)
Amortization disposals	114	183	297
As at December 31, 2021	$3,374	$—	$3,374
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2019	$4,623	$1,415	$3,208
Additions	732
Interests expense	622
Foreign exchange loss (gain)	49
Payments	(1,922)
As at December 31, 2019	$4,104	$900	$3,204
Additions	1,750
Interests expense	780
Foreign exchange loss (gain)	363
Payments	(1,221)
As at December 31, 2020	$5,776	$1,014	$4,762
Additions	437
Disposals	(993)
Interests expense	760
Foreign exchange loss (gain)	(297)
Payments	(1,063)
As at December 31, 2021	$4,620	$1,247	$3,373
The rental charges relating to short-term and low value leases remained classified as operating expenses in the Consolidated Statements of Operations and amounted to $1,411,000 for the year ended December 31, 2021 ($660,000 and $810,000 for the years ended December 31, 2020 and 2019, respectively).